Tangible assets - Summary of Impairment Loss on Investment Properties (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Impairment Loss on Investment Properties [Line Items]
Impairment Loss	$ (35,293)	$ 0	$ (2,283,500)
Real estate
Disclosure of Impairment Loss on Investment Properties [Line Items]
Impairment Loss	(39,884,547)	(49,534,727)
Real estate | Real Estate - Torre BBVA
Disclosure of Impairment Loss on Investment Properties [Line Items]
Impairment Loss	(9,574,999)	(21,947,295)
Real estate | Real Estate - Della Paolera
Disclosure of Impairment Loss on Investment Properties [Line Items]
Impairment Loss	(16,078,326)	(14,309,711)
Real estate | Real Estate - Edificio Tesla
Disclosure of Impairment Loss on Investment Properties [Line Items]
Impairment Loss	(11,955,301)	(11,320,831)
Real estate | Real Estate - Viamonte
Disclosure of Impairment Loss on Investment Properties [Line Items]
Impairment Loss	(2,106,642)	(1,956,890)
Real estate | Real Estate - Mar del Plata
Disclosure of Impairment Loss on Investment Properties [Line Items]
Impairment Loss	(66,392)	0
Real estate | Real Estate - Capital Federal
Disclosure of Impairment Loss on Investment Properties [Line Items]
Impairment Loss	(90,926)	0
Real estate | Real Estate - Caseros
Disclosure of Impairment Loss on Investment Properties [Line Items]
Impairment Loss	(11,161)	0
Real estate | Real Estate - Mendoza
Disclosure of Impairment Loss on Investment Properties [Line Items]
Impairment Loss	$ (800)	$ 0